ADVERTISING AND PROMOTION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ADVERTISING AND PROMOTION
Advertising expenses	$ 40,175	¥ 279,691	¥ 199,368	¥ 317,843
Sales agent expenses	8,628	60,064	23,897	107,022
Total	$ 48,803	¥ 339,755	¥ 223,265	¥ 424,865